Fair Value of Financial Instruments and Fair Value Measurements, Quantitative Information (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Impaired Loans [Member] | Commercial [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	1,030,877
Impaired Loans [Member] | Sales Comparison [Member] | Commercial [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	45.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	0.00%
Impaired Loans [Member] | Sales Comparison [Member] | Commercial [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	80.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	80.00%
Impaired Loans [Member] | Sales Comparison [Member] | Commercial [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	17.50%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	40.00%
Impaired Loans [Member] | Income Approach [Member] | Commercial [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Capitalization Rate (in hundredths)	8.50%
Real Estate [Member] | Commercial Construction [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	5,885,060
Real Estate [Member] | Residential Real Estate [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	3,581,317
Real Estate [Member] | Commercial Real Estate [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	11,508,896
Real Estate [Member] | Sales Comparison [Member] | Commercial Construction [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	0.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	0.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Construction [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	45.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	40.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Construction [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	22.50%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	20.00%
Real Estate [Member] | Sales Comparison [Member] | Residential Real Estate [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	0.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	0.00%
Real Estate [Member] | Sales Comparison [Member] | Residential Real Estate [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	24.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	40.00%
Real Estate [Member] | Sales Comparison [Member] | Residential Real Estate [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	12.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	20.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Real Estate [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	(7.40%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	0.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Real Estate [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	73.70%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	40.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Real Estate [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	32.95%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	20.00%
Real Estate [Member] | Income Approach [Member] | Commercial Construction [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Discount Rate (in hundredths)	7.94%
Real Estate [Member] | Income Approach [Member] | Residential Real Estate [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Capitalization Rate (in hundredths)	8.90%
Real Estate [Member] | Income Approach [Member] | Commercial Real Estate [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Capitalization Rate (in hundredths)	9.50%
Discount Rate (in hundredths)	5.13%
Other Real Estate Owned [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	8,817,204
Other Real Estate Owned [Member] | Sales Comparison [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	(35.00%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	3.10%
Other Real Estate Owned [Member] | Sales Comparison [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	129.50%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	61.32%
Other Real Estate Owned [Member] | Sales Comparison [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	47.25%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	32.33%
Other Real Estate Owned [Member] | Income Approach [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Discount Rate (in hundredths)	3.00%
Asset-Backed Securities [Member] | Recurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	132,427
Asset-Backed Securities [Member] | Discounted Cash Flow Member] | Recurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Discount Rate (in hundredths)	2.95%
Asset-Backed Securities [Member] | Discounted Cash Flow Member] | Recurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Discount Rate (in hundredths)	(3.42%)
Asset-Backed Securities [Member] | Discounted Cash Flow Member] | Recurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Discount Rate (in hundredths)	(3.19%)
State, County and Municipal [Member] | Recurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	1,005,811
State, County and Municipal [Member] | Discounted Cash Flow Member] | Recurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Discount Rate (in hundredths)	[1]

[1]	The Company relies on a third-party pricing service to value its municipal securities. The details of the unobservable inputs and other adjustments used by the third-party pricing service were not readily available to the Company.